united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2019

Item 1. Schedule of Investments.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2019
Shares		Value
	COMMON STOCKS - 19.4%
	APPAREL & TEXTILE PRODUCTS - 0.7%
4,919	NIKE, Inc.	$ 440,496

	COMMERCIAL SERVICES - 0.4%
803	Cintas Corp.	215,742

	CONSUMER PRODUCTS - 0.7%
19,073	Coty, Inc.	222,963
1,148	Estee Lauder Cos, Inc.	213,838
		436,801
	CONTAINERS & PACKAGING - 0.7%
5,998	Ball Corp.	419,680

	DISTRIBUTORS - CONSUMER STAPLES - 0.8%
5,570	Sysco Corp.	444,876

	DISTRIBUTORS - DISCRETIONARY - 0.4%
2,641	Copart, Inc. *	218,252

	ELECTRICAL EQUIPMENT - 0.4%
2,148	Keysight Technologies, Inc. *	216,755

	GAMING, LODGING & RESTAURANTS - 0.7%
117	Chipotle Mexican Grill, Inc. *	91,045
768	Darden Restaurants, Inc.	86,223
443	McDonald's Corp.	87,138
1,043	Starbucks Corp.	88,196
829	Yum! Brands, Inc.	84,318
		436,920
	HARDWARE - 1.8%
261	Apple, Inc.	64,926
4,032	FLIR Systems, Inc.	207,890
4,604	Garmin Ltd.	431,625
3,886	Hewlett Packard Enterprise Co	63,769
3,597	HP Inc	62,480
1,124	NetApp Inc	62,809
1,096	Seagate Technology PLC	63,601
1,020	Western Digital Corp	52,683
1,857	Xerox Holdings Corporation	63,008
		1,072,791
	HEALTH CARE FACILITIES & SERVICES - 0.1%
419	IQVIA Holdings, Inc. *	60,512

	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
475	Cboe Global Markets, Inc.	54,696
269	CME Group, Inc.	55,347
595	Intercontinental Exchange, Inc.	56,120
554	Nasdaq, Inc.	55,273
		221,436
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019
Shares		Value
	INSURANCE - 0.8%
570	Aon PLC	$ 110,101
1,215	Arthur J Gallagher & Co.	110,832
1,071	Marsh & McLennan Cos, Inc.	110,977
597	Willis Towers Watson PLC	111,579
		443,489
	MEDIA - 0.4%
54	Booking Holdings, Inc. *	110,634
813	Expedia, Inc.	111,105
		221,739
	MEDICAL EQUIPMENT & DEVICES - 1.4%
335	Abbott Laboratories	28,009
164	Abiomed, Inc. *	34,043
862	Agilent Technologies, Inc.	65,297
335	Baxter International, Inc.	25,695
108	Becton Dickinson and Co.	27,648
687	Boston Scientific Corp. *	28,648
201	Danaher Corp.	27,702
116	Edwards Lifesciences Corp. *	27,652
569	Hologic, Inc. *	27,488
103	IDEXX Laboratories, Inc. *	29,356
223	Illumina, Inc. *	65,901
50	Intuitive Surgical, Inc. *	27,647
286	Medtronic PLC	31,145
94	Mettler-Toledo International, Inc. *	66,264
775	PerkinElmer, Inc.	66,619
188	ResMed, Inc.	27,809
135	Stryker Corp.	29,196
99	Teleflex, Inc.	34,394
210	Thermo Fisher Scientific, Inc.	63,416
249	Varian Medical Systems, Inc. *	30,082
317	Waters Corp. *	67,084
216	Zimmer Biomet Holdings, Inc.	29,858
		860,953
	REAL ESTATE - 0.7%
6,250	Duke Realty Corp.	219,625
2,530	Prologis, Inc.	222,033
		441,658
	RETAIL - CONSUMER STAPLES - 1.5%
740	Costco Wholesale Corp.	219,861
915	Dollar General Corp.	146,711
1,344	Dollar Tree, Inc. *	148,378
1,370	Target Corp.	146,467
1,878	Walmart, Inc.	220,214
		881,631
	RETAIL - DISCRETIONARY - 1.9%
676	Advance Auto Parts, Inc.	109,836
62	Amazon.com, Inc. *	110,153
97	AutoZone, Inc. *	111,005
1,170	CarMax, Inc. *	109,009
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019
Shares		Value
	RETAIL - DISCRETIONARY (continued) - 1.9%
3,003	eBay, Inc.	$ 105,856
939	Home Depot, Inc.	220,271
1,993	Lowe's Cos, Inc.	222,439
254	O'Reilly Automotive, Inc. *	110,620
		1,099,189
	SEMICONDUCTORS - 0.7%
2,678	Applied Materials, Inc.	145,308
855	KLA-Tencor Corp.	144,529
533	Lam Research Corp.	144,464
		434,301
	SOFTWARE - 1.5%
195	Adobe, Inc. *	54,196
246	ANSYS, Inc. *	54,157
389	Autodesk, Inc. *	57,323
884	Cadence Design Systems, Inc. *	57,769
510	Citrix Systems, Inc.	55,519
1,342	Fortinet, Inc. *	109,454
210	Intuit, Inc.	54,075
903	Micro Focus International PLC	12,389
767	Microsoft Corp.	109,965
2,022	Oracle Corp.	110,179
350	salesforce.com, Inc. *	54,771
4,904	Symantec Corp.	112,204
439	Synopsys, Inc. *	59,594
		901,595
	SPECIALTY FINANCE - 0.6%
332	Alliance Data Systems Corp.	33,200
250	Fidelity National Information Services, Inc.	32,940
316	Fiserv, Inc. *	33,540
117	FleetCor Technologies, Inc. *	34,424
226	Global Payments, Inc.	38,235
239	Jack Henry & Associates, Inc.	33,833
122	MasterCard, Inc. - Class A	33,771
324	PayPal Holdings, Inc. *	33,728
187	Visa, Inc. - Class A	33,447
1,354	The Western Union Co.	33,931
		341,049
	TECHNOLOGY SERVICES - 0.6%
224	Automatic Data Processing, Inc.	36,339
290	Broadridge Financial Solutions, Inc.	36,314
2,412	Conduent, Inc. *	14,906
154	MarketAxess Holdings, Inc.	56,763
272	Moody's Corp.	60,028
257	MSCI, Inc.	60,282
419	Paychex, Inc.	35,045
218	S&P Global, Inc.	56,242
		355,919
	TRANSPORTATION & LOGISTICS - 0.7%
1,561	CSX Corp.	109,691
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019
Shares		Value
	TRANSPORTATION & LOGISTICS (continued) - 0.7%
778	Kansas City Southern	$ 109,527
600	Norfolk Southern Corp.	109,200
660	Union Pacific Corp.	109,204
		437,622
	UTILITIES - 1.5%
12,889	AES Corp.	219,757
3,667	American Water Works Co., Inc.	452,031
5,443	NRG Energy, Inc.	218,373
		890,161

	TOTAL COMMON STOCKS (Cost $9,405,813)	11,493,567

	EXCHANGE TRADED FUNDS - 66.2%
	CONSERVATIVE ALLOCATION - 5.0%
29,542	Arrow Reserve Capital Management ETF # ##	2,961,438

	CORPORATE - 7.5%
17,516	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,236,968
25,238	iShares iBoxx High Yield Corporate Bond ETF	2,190,911
		4,427,879
	FIXED INCOME EMERGING MARKET - 3.7%
19,193	iShares JP Morgan USD Emerging Markets Bond ETF	2,180,325

	GLOBAL - 20.3%
54,497	Arrow Dogs of the World ETF # ##	2,409,694
358,617	Arrow DWA Country Rotation ETF # ##	9,618,108
		12,027,802
	GOVERNMENT- 10.5%
43,964	iShares 20+ Year Treasury Bond ETF	6,209,475

	INDEX RELATED - 3.7%
40,893	SPDR Bloomberg Barclays Convertible Securities ETF	2,177,552

	LARGE-CAP - 5.3%
18,371	Vanguard Growth ETF	3,133,909

	MID-CAP - 5.1%
20,008	Vanguard Mid-Cap Growth ETF	3,018,007

	REAL ESTATE - 5.1%
25,487	iShares Cohen & Steers REIT ETF	3,052,323

	TOTAL EXCHANGE TRADED FUNDS (Cost $37,625,640)	39,188,710

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019

	SHORT-TERM INVESTMENT - 2.8%
	MONEY MARKET FUND - 2.8%
1,711,532	Fidelity Investments Money Market Fund - Government Portfolio - Class I	1,711,532
	to yield 2.25% ^ + (a) (Cost $1,711,532)

	TOTAL INVESTMENTS - 89.0% (Cost $50,086,172)	$ 52,747,146
	WRITTEN CALL OPTIONS - (1.7)% (Premiums Received - $533,825)	(994,640)
	OTHER ASSETS LESS LIABILITIES - 12.7%	7,502,761
	NET ASSETS - 100.0%	$ 59,255,267

* Non-Income producing security.
^ Money market fund; interest rate reflects seven-day effective yield on October 31, 2019.
# Affiliated Exchange Traded Fund
## Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
+ All or a portion of this investment is a holding of the ADWAB Fund Limited.
(a) All or a portion of this security is pledged as collateral for swap agreements.
PLC - Public Limited Company
ADR - American Depositary Receipt

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019

FUTURES CONTRACTS
Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain
20	Goldman Sachs & Co. LLC	Gold 100 Oz Future ++	Feb-20	$ 2,721,072	$ 322,527
		Total Unrealized Gain from Open Long Future Contracts			$ 322,527

++ All of these contracts are holdings of the ADWAB Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of October 31, 2019.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019

++ All or a portion of these contracts are holdings of the ADWAB Fund Limited.
Additional Information — Commodity Index Swap Contract
The following table represents the individual positions and related values within the commodity index swap as of October 31, 2019.

Open Long Future Contracts	Description	Expiration	Counterparty		Notional Amount	Weighted %		Unrealized Appreciation/ (Depreciation)
30	Bean Oil	Dec-19	Morgan Stanley	$	554,637	5.82%	$	(4,183)
2	Brent Oil	Feb-20	Morgan Stanley		124,276	1.30%		(1,389)
27	Cocoa NY	Dec-19	Morgan Stanley		660,282	6.93%		(14,008)
7	Gasoline Blendstock	Dec-19	Morgan Stanley		487,436	5.12%		(7,040)
12	Gold CMX	Dec-19	Morgan Stanley		1,821,495	19.12%		21,691
2	Hi Grade Copper	Dec-19	Morgan Stanley		142,606	1.50%		(2,595)
2	Live Cattle	Feb-20	Morgan Stanley		90,338	0.95%		(284)
5	Silver CMX	Dec-19	Morgan Stanley		414,489	4.35%		4,566
7	Wheat	Dec-19	Morgan Stanley		183,795	1.93%		(181)
							$	**(3,423)**
Open Short Future Contracts								
(6)	Beanmeal	Dec-19	Morgan Stanley		(178,199)	1.87%		(1,288)
(27)	Coffee NY	Dec-19	Morgan Stanley		(1,034,365)	10.86%		(26,326)
(22)	Corn	Dec-19	Morgan Stanley		(427,825)	4.49%		823
(4)	Cotton	Dec-19	Morgan Stanley		(134,243)	1.41%		2,625
(4)	Crude Oil	Dec-19	Morgan Stanley		(197,163)	2.07%		3,211
(2)	Gas Oil LDN	Dec-19	Morgan Stanley		(98,072)	1.03%		2,437
(1)	Heating Oil	Dec-19	Morgan Stanley		(99,721)	1.05%		1,403
(29)	KCBT Red Wheat	Dec-19	Morgan Stanley		(601,033)	6.31%		(2,149)
(13)	Lean Hogs	Dec-19	Morgan Stanley		(339,728)	3.57%		(1,343)
(24)	Natural Gas	Dec-19	Morgan Stanley		(624,887)	6.56%		13,760
(7)	Soybeans	Jan-20	Morgan Stanley		(304,833)	3.20%		(571)
(72)	Sugar NY	Mar-20	Morgan Stanley		(1,007,718)	10.56%		(5,653)
							$	**(13,070)**

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2019 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at October 31, 2019
Financial Risk	$ (43,521)
Commodity Risk	(75,406)
Future Commodity Contracts	322,527
Total	203,600

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of October 31, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$11,493,567	$-	$-	$11,493,567
Exchange Traded Funds	39,188,710	-	-	39,188,710
Purchased Put Options	353,337	-	-	353,337
Money Market Funds	1,711,532	-	-	1,711,532
Variation Margin-Open Long Futures Contracts*	322,527	-	-	322,527
Total	$53,069,673	$-	$-	$53,069,673
Liabilities	Level 1	Level 2	Level 3	Total

Written Call Options	$994,640	$-	$-	$994,640
Open Swap Contracts*	-	118,927	-	118,927
Total	$994,640	$118,927	$-	$1,113,567

The Fund did not hold any Level 3 securities during the period.
* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of October 31, 2019.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – Arrow DWA Balanced Fund ("ADBF") with ADWAB Fund Limited CFC ("ADB-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADB-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADBF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADBF's investment objectives and policies.

ADB-CFC utilizes commodity based derivative products to facilitate ADBF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADBF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADBF Prospectus.

A summary of the ADBF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2019	% of Fund Net Assets at October 31, 2019
ADB-CFC	12/5/12	$2,448,189	4.13%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2019
Shares		Value
	EXCHANGE TRADED FUNDS - 82.7%
	CONSERVATIVE ALLOCATION - 0.1%
1,400	Arrow Reserve Capital Management ETF +	$140,343

	CONSUMER DISCRETIONARY - 10.3%
99,543	Consumer Discretionary Select Sector SPDR Fund	12,029,772

	LARGE-CAP - 29.6%
203,301	Invesco S&P 500 Low Volatility ETF	11,704,039
94,985	iShares Edge MSCI USA Momentum Factor ETF	11,400,100
63,099	iShares S&P 500 Growth ETF	11,554,689
		34,658,828
	REAL ESTATE INVESTMENT TRUST (REIT) - 21.1%
107,262	iShares Cohen & Steers REIT ETF	12,845,697
125,559	iShares U.S. Real Estate ETF	11,835,191
		24,680,888
	TECHNOLOGY - 10.6%
148,974	Technology Select Sector SPDR Fund	12,464,654

	UTILITIES - 11.0%
201,434	Utilities Select Sector SPDR Fund	12,942,134

	TOTAL EXCHANGE TRADED FUNDS (Cost $87,372,798)	96,916,619

	SHORT-TERM INVESTMENT - 15.7%
	MONEY MARKET FUND - 15.7%
18,462,280	Fidelity Investments Money Market Fund - Government Portfolio - Class I	18,462,280
	to yield 2.25% * ++ (Cost $18,462,280)

	TOTAL INVESTMENTS - 98.4% (Cost $105,835,078)	$115,378,899
	OTHER ASSETS LESS LIABILITIES - 1.6%	1,834,830
	NET ASSETS - 100.0%	$117,213,729

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2019.
+ Affiliated Exchange Traded Fund
++ All or a portion of this investment is a holding of the ADWAT Fund Limited.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$96,916,619	$-	$-	$96,916,619
Money Market Fund	18,462,280	-	-	18,462,280
Total	$115,378,899	$-	$-	$115,378,899
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Long Futures Contracts*	$97,394	$-	$-	$97,394
Total	$97,394	$-	$-	$97,394

The Fund did not hold any Level 3 securities during the period.
See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.
Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.
ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.
A summary of the ADTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2019	% of Fund Net Assets at October 31, 2019
ADT-CFC	12/12/11	$2,919,472	2.49%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 40.8%
	CONSERVATIVE ALLOCATION - 19.3%
14,667	Arrow Reserve Capital Management ETF +	$1,470,271

	CORPORATE - 21.5%
12,074	iShares iBoxx $ High Yield Corporate Bond ETF	1,048,144
19,981	VanEck Vectors Fallen Angel High Yield Bond ETF	584,844
		1,632,988

	TOTAL EXCHANGE TRADED FUNDS - (Cost $3,101,744)	3,103,259

	MUTUAL FUND - 30.7%
	ASSET-BACKED SECURITIES - 30.7%
178,987	AlphaCentric Income Opportunities Fund - Class I (Cost $2,234,033)	2,330,409

	SHORT TERM INVESTMENT - 15.8%
	MONEY MARKET FUND - 15.8%
1,201,529	Fidelity Investments Money Market Funds Government Portfolio - Class I,	1,201,529
	to yield 2.12% ^ (Cost - $1,201,529)

	TOTAL INVESTMENTS - 87.3% (Cost $6,537,306)	$6,635,197
	OTHER ASSETS LESS LIABILITIES - 12.7%	967,169
	NET ASSETS - 100.0%	$7,602,366

^ Money market fund; interest rate reflects seven-day effective yield on October 31, 2019.
+ Affiliated Exchange Traded Fund

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019

FUTURES CONTRACT
Short				Underlying Face	Unrealized
Contracts	Counterparty	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
8	Goldman Sachs & Co. LLC	US Ultra Bond CBT	Dec-19	$ 1,493,000	$ (25,000)
				Unrealized Loss from Short Futures Contracts	$ (25,000)

^ All collateral for open future/swap contracts consists of cash included as Deposits with brokers on the Statement of Assets and Liabilities.

(1) Consists of premium received of $151,521 and current liability value of $161,955. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2019 categorized by risk exposure:
Risk Exposure Category	Unrealized Loss at October 31, 2019
Credit Default Swap	$(10,434)
Futures - Interest Contract	(25,000)
Total	$(35,434)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
The notional value of the derivative instruments outstanding as of October 31, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.
The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,103,259	$-	$-	$3,103,259
Mutual Fund	2,330,409	-	-	2,330,409
Money Market Fund	1,201,529	-	-	1,201,529
Total	$6,635,197	$-	$-	$6,635,197
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin- Open Short Future Contract *	$-	$25,000	$-	$25,000
Open Swap Contracts *	-	10,434	-	10,434
Total	$-	$35,434	$-	$35,434

The Fund did not hold any Level 3 securities during the period.
See Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.
* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of October 31, 2019.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2019
Shares					Value
	EXCHANGE TRADED FUND - 41.2%
	CONSERVATIVE ALLOCATION - 41.2%
476,410	Arrow Reserve Capital Management ETF + ## (Cost $47,729,810)				$47,757,743

	SHORT-TERM INVESTMENTS - 23.9%
	MONEY MARKET FUND - 1.5%
1,707,794	Fidelity Investments Money Market Fund - Government Portfolio - Class I (a)				1,707,794
	to yield 2.12% ** ++

Principal Amount ($)		Coupon Rate (%)		Maturity
	U.S. TREASURY BILL - 22.4% ^
26,000,000	United States Treasury Bill	0.000	*	1/23/2020	25,909,024

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,595,678)				27,616,818

	TOTAL INVESTMENTS - 65.1% (Cost $75,325,488)				$75,374,561
	OTHER ASSETS LESS LIABILITIES - 34.9%				40,412,836
	NET ASSETS - 100.0%				$115,787,397

^ Zero Coupon Bonds
* Interest rate represents discount rate at time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2019.
+ Affiliated Exchange Traded Fund
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the "MFT Fund").
(a) Pledged as collateral for swap agreements.
## Affiliated company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019

The following table represents the individual positions and related values within the financial index swap as of October 31, 2019.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019

++ All or a portion of these contracts are holdings of the Arrow MFT Fund Limited.
The following table represents the individual positions and related values within the commodity index swap as of October 31, 2019.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2019 categorized by risk exposure:

Risk Exposure Category	Unrealized Loss at October 31, 2019
Financial Index	$ (1,354,411)
Commodity Risk	(789,635)
Total	$ (2,144,046)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.
Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.
The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.
The notional value of the derivative instruments outstanding as of October 31, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.
The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Trade Fund	$47,757,743	$-	$-	$47,757,743
Money Market Fund	1,707,794	-	-	1,707,794
U.S. Treasury Bill	-	25,909,024	-	25,909,024
Total	$49,465,537	$25,909,024	$-	$75,374,561
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$-	$2,144,046	$-	$2,144,046
Total	$-	$2,144,046	$-	$2,144,046

The Fund did not hold any Level 3 securities during the period.
See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.
* Derivative instruments include cumulative net unrealized gain or loss on swaps open as of October 31, 2019.
Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFSF") with Arrow MFT Fund Limited ("AMFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFS-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
AMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFSF's investment objectives and policies.
AMFSF-CFC utilizes commodity based derivative products to facilitate AMFSF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFSF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFSF Prospectus.
A summary of the AMFSF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2019.	% of Fund Net Assets at October 31, 2019.
AMFSF-CFC	11/6/09	$22,672,526	19.58%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2019

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/27/2019